Subsequent Events - Additional Information (Detail) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Number of shares granted		2,940,444	1,380,463	210,970
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares granted	1,126,585
Exercise price range, lower range limit	$ 14.64
Exercise price range, higher range limit	$ 16.45